united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX

Institutional Class – LCTIX

Class A – LCATX

Class C – LCCTX

Leader Global Bond Fund

Investor Class – LGBMX

Institutional Class – LGBIX

Class A – LGBAX

Class C – LGCBX

Semi-Annual Report

November 30, 2015

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2015

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2015 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown
% of Net Assets

The Fund’s performance figures* for each of the periods ended November 30, 2015, compared to its benchmark:

		Returns greater than 1 year are annualized
						Date of Inception
	Six Months	1 Year	3 Year	5 Year	10 Year	July 14, 2005	October 31, 2008	March 21 ,2012	August 8, 2012
Leader Short-Term Bond Fund - Investor Class	(2.88)%	(2.01)%	1.78%	2.38%	(0.27)%	4.43%	N/A	N/A	N/A
Leader Short-Term Bond Fund - Institutional Class	(2.61)%	(1.49)%	2.28%	2.89%	N/A	N/A	6.66%	N/A	N/A
Leader Short-Term Bond Fund - Class A	(2.89)%	(2.02)%	1.78%	N/A	N/A	N/A	N/A	2.42%	N/A
Leader Short-Term Bond Fund - Class A with Load **	(4.35)%	(3.48)%	1.26%	N/A	N/A	N/A	N/A	1.98%	N/A
Leader Short-Term Bond Fund - Class C	(3.11)%	(2.49)%	1.36%	N/A	N/A	N/A	N/A	N/A	1.89%
Merrill Lynch 1-3 Year U.S. Corporate /Government
Bond Index ***	0.05	0.52%	0.79%	1.04%	2.80%	2.76%	2.03%	0.92%	0.84%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.43%, 0.93%, 1.43% and 1.93% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 28, 2015. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
40,800		Blue Capital Reinsurance Holdings, Ltd.			711,144
		(Cost - $759,750)
Principal			Coupon Rate
Amount ($) *			(%)	Maturity
		BONDS & NOTES - 81.8%
		AEROSPACE / DEFENSE - 0.5%
2,000,000		Raytheon Co.	3.1250	10/15/2020	2,085,044
2,000,000		United Technologies Corp.	6.1250	2/1/2019	2,245,250
					4,330,294
		AGRICULTURE - 0.3%
2,000,000		Philip Morris International, Inc.	4.5000	3/26/2020	2,188,436

		APPAREL - 1.4%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	7,755,000
4,000,000		Nike, inc.	2.2500	5/1/2023	3,917,424
					11,672,424
		BANKS - 9.7%
2,000,000		ABN AMRO Bank NV (a)	6.2500	9/13/2022	2,113,850
2,000,000	EUR	Banco Espanol de Credito SA (a)	0.9940	Perpetual	1,340,106
1,967,000		Bank of America Corp. (a)	8.0000	Perpetual	2,035,845
3,200,000	GBP	Barclays Bank PLC (a)	14.0000	Perpetual	6,250,421
2,000,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,203,000
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	1,971,374
2,000,000		Credit Agricole SA (a,b)	1.4565	6/10/2020	2,001,696
9,900,000		ING Bank NV (a)	4.1250	11/21/2023	10,174,695
3,000,000		JP Morgan Chase & Co. (a)	2.7500	6/23/2020	3,037,821
5,000,000		JP Morgan Chase & Co. (a) +	5.0000	Perpetual	4,806,250
13,117,000		JP Morgan Chase & Co. (a)	7.9000	Perpetual	13,526,906
250,000		KeyBank NA	2.5000	12/15/2019	251,111
1,660,000		KeyCorp.	2.9000	9/15/2020	1,663,625
5,000,000		Standard Chartered PLC (a)	4.0000	7/12/2022	5,060,165
2,000,000		US Bancorp	2.9500	7/15/2022	2,005,026
5,960,000		VTB Bank OJSC via VTB Eurasia SA (a)	9.5000	Perpetual	5,684,278
3,000,000		Wells Fargo & Co. (a)	3.0000	1/22/2021	3,072,951
10,610,000		Wells Fargo & Co. (a)	7.9800	Perpetual	11,153,763
					78,352,883
		BEVERAGES - 0.6%
3,000,000		Coca-Cola Co.	2.4500	11/1/2020	3,057,555
2,000,000		PepsiCo, Inc.	2.7500	3/1/2023	2,000,514
					5,058,069
		BIOTECHNOLOGY - 0.5%
2,000,000		Amgen, Inc.	3.8750	11/15/2021	2,109,046
2,000,000		Gilead Sciences, Inc.	2.5500	9/1/2020	2,018,754
					4,127,800
		CHEMICALS - 0.2%
2,000,000		EI du Pont de Nemours & Co.	2.8000	2/15/2023	1,928,130

		COMMERCIAL SERVICES - 0.5%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,067,500
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,063,984
					4,131,484
		COMPUTERS - 0.9%
3,000,000		Apple, Inc.			2,933,556
4,000,000		International Business Machines Corp.	1.2258	1/14/2019	4,089,504
					7,023,060
		COSMETICS / PERSONAL CARE - 0.3%
2,000,000		Procter & Gamble Co. +	2.3000	2/6/2022	1,997,116

		DIVERSIFIED FINANCIAL SERVICES - 7.1%
5,655,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,180,836
2,000,000		Cantor Fitzgerald LP (b)	6.5000	6/17/2022	2,094,962
3,000,000		General Electric Capital Corp.	5.5000	1/8/2020	3,402,519
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	3,007,500
10,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	10,025,000

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

Principal		Coupon Rate
Amount ($) *		(%)	Maturity	Value ($)
	DIVERSIFIED FINANCIAL SERVICES - 7.1% (Continued)
4,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,130,000
6,620,000	International Lease Finance Corp.	8.7500	3/15/2017	7,091,675
3,000,000	KCG Holdings, Inc. (b)	6.8750	3/15/2020	2,827,500
9,000,000	Nelnet, Inc. (a)	3.7011	9/29/2036	7,065,000
2,000,000	Quicken Loans, Inc. (b)	5.7500	5/1/2025	1,940,000
9,200,000	Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	9,800,033
				57,565,025
	ELECTRIC - 0.6%
4,000,000	NRG Energy, Inc.	8.2500	9/1/2020	4,140,000
500,000	NRG Energy, Inc.	7.8750	5/15/2021	501,250
				4,641,250
	ELECTRICAL COMP & EQUIPMENT - 0.4%
3,000,000	Emerson Electric Co.	2.6250	12/1/2021	2,986,554

	ENGINEERING & CONSTRUCTION - 0.8%
6,800,000	Skyway Concession Co. LLC (a,b)	0.6066	6/30/2017	6,672,500

	HAND / MACHINE TOOLS - 1.7%
13,000,000	Stanley Black & Decker, Inc. (a)	5.7500	12/15/2053	13,923,000

	HEALTHCARE - SERVICES - 0.2%
1,700,000	UnitedHealth Group, Inc.	1.9000	7/16/2018	1,714,340

	INSURANCE - 3.2%
2,000,000	American International Group Inc	2.3000	7/16/2019	2,001,788
3,000,000	Fairfax Financial Holdings Ltd.	5.8000	4/15/2018	3,201,801
1,639,000	Fairfax Financial Holdings Ltd. (b)	7.3750	4/15/2018	1,798,621
5,000,000	Genworth Holdings, Inc. +	6.5150	5/22/2018	5,062,500
2,000,000	Genworth Holdings, Inc. Class A	7.7000	6/15/2020	1,980,000
8,053,000	ING Capital Funding Trust III (a)	3.9266	Perpetual	8,022,801
2,000,000	Progressive Corp.	3.7500	8/23/2021	2,115,836
2,000,000	Sirius International Group Ltd. (a,b)	7.5060	Perpetual	2,035,000
				26,218,347
	INTERNET - 0.6%
3,000,000	Amazon.com, Inc. +	2.5000	11/29/2022	2,944,962
2,000,000	Google, Inc.	3.6250	5/19/2021	2,136,802
				5,081,764
	IRON / STEEL - 0.4%
6,900,000	United States Steel Corp. +	7.3750	4/1/2020	3,501,750

	LODGING - 0.1%
853,333	Hilton Worldwide Finance LLC	3.5000	10/25/2020	848,000

	MACHINERY - CONSTRUCTION & MINING - 0.3%
2,000,000	Caterpillar, Inc.	3.9000	5/27/2021	2,146,918

	MACHINERY - DIVERSIFIED - 0.9%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,149,700
2,000,000	Case New Holland, Inc.	7.8750	12/1/2017	2,149,700
3,000,000	John Deere Capital Corp.	3.9000	7/12/2021	3,178,683
				7,478,083
	MEDIA - 0.7%
2,000,000	Comcast Corp.	5.7000	5/15/2018	2,199,226
1,500,000	TV Azteca SAB de CV +	7.5000	5/25/2018	1,070,625
2,000,000	Walt Disney Co.	1.1000	12/1/2017	2,001,186
				5,271,037
	MINING - 3.1%
5,415,000	FMG Resources August 2006 Pty Ltd. (b) +	8.2500	11/1/2019	4,819,350
2,775,000	Freeport-McMoRan, Inc.	2.3000	11/14/2017	2,514,844
2,000,000	Freeport-McMoRan, Inc.	2.3750	3/15/2018	1,710,860
2,000,000	Glencore Finance Canada Ltd. (b)	2.7000	10/25/2017	1,836,822
8,000,000	Glencore Funding LLC (b)	1.6805	1/15/2019	6,906,160
2,000,000	Kinross Gold Corp.	3.6250	9/1/2016	1,992,806
6,000,000	Kinross Gold Corp.	5.1250	9/1/2021	5,285,016
				25,065,858

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

Principal			Coupon Rate
Amount ($) *			(%)	Maturity	Value ($)
		MISCELLANEOUS MANUFACTURING - 0.3%
2,900,000		Bombardier, Inc. +	7.5000	3/15/2018	2,900,000

		OIL & GAS - 2.2%
6,000,000		Chesapeake Energy Corp. +	7.2500	12/15/2018	3,596,280
5,665,000		Chesapeake Energy Corp. (a) +	3.5705	4/15/2019	2,549,250
9,240,000		Petrobras Global Finance BV (a)	2.4605	1/15/2019	7,345,800
6,500,000		Transocean, Inc.	7.5000	4/15/2031	4,192,500
					17,683,830
		OIL& GAS SERVICE - 3.8%
1,126,000		Freeport-McMoran Oil & Gas LLC	6.1250	6/15/2019	971,884
12,900,000		Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	11,319,750
5,657,000		Freeport-McMoran Oil & Gas LLC	6.6250	5/1/2021	4,596,312
3,999,000		Freeport-McMoran Oil & Gas LLC	6.7500	2/1/2022	3,249,188
4,400,000		SESI LLC.	6.3750	5/1/2019	4,290,000
7,030,000		SESI LLC.	7.1250	12/15/2021	6,678,500
					31,105,634
		OTHER ABS - 23.6%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	3.9172	4/20/2025	1,882,027
1,000,000		Apidos CLO XVI 2013-16A B (a,b)	3.1152	1/19/2025	977,212
2,000,000	EUR	Ares European CLO II BV 2007-2X C (a)	2.5380	3/14/2025	2,079,781
8,000,000		ARES XII CLO Ltd 2007-2X C (a)	3.6432	11/25/2020	8,063,157
5,000,000		ARES XXX CLO Ltd. 2014-30A D (a.b)	3.1672	4/20/2023	4,889,805
4,000,000		Avery Point III CLO Ltd. 2013-3A E (a,b)	5.3152	1/18/2025	3,342,817
4,000,000		Avery Point IV CLO 2014-1A D (a,b)	3.8199	4/25/2026	3,703,406
2,000,000		Babson CLO Ltd 2011-I A C (a,b)	3.0764	9/28/2021	1,993,874
3,000,000		Babson CLO Ltd 2014-IIA E (a,b)	5.3172	10/17/2026	2,262,213
2,500,000		Bluemountain CLO III Ltd 2007-3A D (a,b)	1.7343	3/17/2021	2,429,964
4,000,000		Burr Ridge CLO Plus LLC 2006-1AE (a,b)	3.9264	3/27/2023	3,906,452
8,000,000		Callidus Debt Partners Clo Fund VI Ltd. 2006-1A E (a,b)	3.3164	10/23/2021	7,906,142
9,000,000		Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.5951	6/19/2021	8,920,259
4,500,000		Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.1652	7/17/2019	4,351,742
4,500,000		CIFC Funding Ltd. 2006-2A B1L (a,b)	2.0142	3/1/2021	4,459,063
4,814,852		CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.4142	3/1/2021	4,815,954
2,000,000		CIFC Funding 2015-IIA E Ltd. (a,b)	5.8205	4/15/2027	1,755,052
5,500,000		Doral CLO II Ltd. 2012-2AB (a,b)	2.9023	5/26/2023	5,342,886
2,410,000		Dryden 34 Senior Loan Fund 2014-34A E (a,b)	5.1205	10/15/2026	1,983,612
4,000,000		Dryden XXIII Senior Loan Fund 2012-23A BR (a,b)	3.2705	7/17/2023	3,976,450
2,100,000	EUR	Eaton Vance CDO X PLC 2007-10X C1 (a)	0.4580	2/22/2027	2,067,764
6,000,000		Eaton Vance Clo 2015-1A C Ltd. (a,b)	3.2240	10/20/2026	5,823,718
3,000,000		Foothill CLO Ltd. 2007-1AE (a,b)	3.8776	2/22/2021	2,982,089
4,000,000		Fortress Credit BSL Ltd. 2013-1A D (a,b)	3.8152	1/19/2025	3,746,234
4,000,000		Four Corners CLO III Ltd. 2006-3AD (a,b)	1.8204	7/22/2020	3,891,272
10,000,000		Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.8451	12/20/2020	9,907,101
2,000,000	EUR	Gateway IV Euro CLO SA 2007-4X D (a)	1.4190	4/25/2023	2,076,394
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.4289	8/1/2022	2,410,084
6,160,172		Greens Creek Funding Ltd. 2007-1A D (a,b)	4.5652	4/18/2021	6,084,745
4,000,000		Gulf Stream - Compass CLO 2007-1AB (a,b)	1.2232	10/28/2019	3,966,138
8,040,000		Hillmark Funding Ltd. 2006-1AB (a.b)	1.0776	5/21/2021	7,487,801
8,250,000		Inwood Park CDO Ltd. 2006-1A D (a,b)	1.7172	1/20/2021	7,963,753
1,250,000		Jersey Street CLO Ltd. 2006-1A C (a,b)	1.0672	10/20/2018	1,233,536
3,000,000		Jersey Street CLO Ltd. 2006-1A D (a,b)	1.8672	10/20/2018	2,968,314
3,904,000		Landmark IX CDO Ltd. 2007-9A E (a,b)	3.8205	4/15/2021	3,744,116
3,000,000		LCM IX LP 9AE (a,b)	4.5208	7/14/2022	2,963,517
3,500,000		LCM X LP 10A CR (a,b)	3.1705	4/15/2022	3,487,227
6,700,000		Liberty CLO Ltd. 2005-1A A4 (a,b)	0.8789	11/1/2017	6,663,877
3,000,000		Monroe Capital BSL CLO Ltd. 2015-1A D (a,b)	4.3276	5/22/2027	2,838,646
5,000,000		Navigare Funding II CLO Ltd. 2007-2A D (a,b)	2.0152	4/17/2021	4,909,491
2,000,000		Neuberger Berman CLO XVIII Ltd.	5.6116	11/14/2025	1,666,879
3,500,000		Nob Hill CLO Ltd. 2006-1A C (a,b)	1.1616	8/15/2018	3,499,290
5,000,000		Schiller Park 2007-1A C (a,b)	1.0499	4/25/2021	4,838,812
4,000,000		Shinnecock CLO 2006-1A D (a,b)	2.1205	7/15/2018	3,956,470
4,000,000		Symphony CLO IX LP 2012-9A C (a,b)	3.5671	4/16/2022	4,001,910
4,000,000		Symphony CLO IX LP 2012-9A E (a,b)	5.3171	4/16/2022	3,835,916
4,000,000		Voya CLO 2014-4A D Ltd. (a,b)	5.8208	10/14/2026	3,434,488
					191,491,450

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

Principal			Coupon Rate
Amount ($) *			(%)	Maturity	Value ($)
		PHARMACEUTICALS - 1.1%
2,000,000		Abbott Laboratories	2.0000	3/15/2020	2,000,252
2,000,000		AbbVie, Inc.	3.2000	11/6/2022	1,984,506
2,000,000		Merck & Co., Inc.	2.3500	2/10/2022	1,970,992
3,000,000		Pfizer, Inc.	3.0000	6/15/2023	3,015,930
					8,971,680
		RETAIL - 2.1%
5,000,000		Best Buy Co., Inc.	5.0000	8/1/2018	5,225,000
2,000,000		Costco Wholesale Corp.	1.7000	12/15/2019	1,993,175
1,000,000		Dollar General Corp.	4.1250	7/15/2017	1,032,504
2,000,000		Home Depot, Inc.	2.0000	6/15/2019	2,025,824
2,000,000		McDonald’s Corp.	5.3500	3/1/2018	2,156,268
2,000,000		Target Corp.	3.8750	7/15/2020	2,165,116
2,500,000		Yum! Brands, Inc.	3.8750	11/1/2020	2,426,942
					17,024,829
		SEMICONDUCTORS - 0.9%
4,000,000		Intel Corp.	2.4500	7/29/2020	4,061,924
2,000,000		QUALCOMM, Inc.	2.2500	5/20/2020	1,969,220
1,000,000		Texas Instruments, Inc.	2.2500	5/1/2023	954,103
					6,985,247
		SOFTWARE - 0.7%
3,000,000		Microsoft Corp.	2.3750	2/12/2022	2,978,265
3,000,000		Oracle Corp.	2.5000	5/15/2022	2,976,780
					5,955,045
		TELECOMMUNICATIONS - 0.8%
6,000,000		Frontier Communications Corp.	8.5000	4/15/2020	6,022,500
116,000	EUR	Wind Acquisition Finance SA (a)	3.9510	7/15/2020	122,603
					6,145,103
		TRANSPORTATION - 0.3%
2,000,000		United Parcel Service, Inc.	5.1250	4/1/2019	2,224,148

		U.S. TREASURY OBLIGATIONS - 11.0%
90,000,000		United States Treasury Note	1.8750	10/31/2022	89,312,670

		TOTAL BONDS & NOTES (Cost - $687,056,548)			663,723,758

		BANK LOANS - 0.4%
1,949,875		Hertz Corp. (a)	4.0000	3/11/2018	1,931,604
1,400,000		Hilton Worldwide Finance (a)	3.5000	10/25/2020	1,391,250
		TOAL BANK LOANS (Cost - $3,364,818)			3,322,854

		CONVERTIBLE BONDS - 3.5%
		COAL - 0.1%
7,000,000		Peabody Energy Corp.	4.7500	12/15/2041	437,500

		INVESTMENT FIRMS - 2.0%
7,766,000		Ares Capital Corp. +	4.7500	1/15/2018	8,003,834
4,100,000		Prospect Capital Corp.	5.5000	8/15/2016	4,164,062
4,500,000		Prospect Capital Corp. +	4.7500	4/15/2020	4,140,000
					16,307,896
		REITS - 1.4%
12,000,000		IAS Operating Partnership LP (b) +	5.0000	3/15/2018	11,347,500

		TOTAL CONVERTIBLE BONDS (Cost - $32,259,305)			28,092,896

			Dividend Rate
Shares			(%)
		PREFERRED STOCKS - 1.7%
		AUCTION RATE PREFERRED STOCKS - 0.2%
39		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.2120	Perpetual	975,000
27		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.2270	Perpetual	675,000
					1,650,000

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

		Dividend Rate
Shares		(%)	Maturity	Value ($)
	HOLDING COMPANIES - DIVERSIFIED - 1.0%
7,250	Pitney Bowes Internatinoal Holdings, Inc. (b,h)	6.1250	Perpetual	7,515,078

	FOREIGN GOVERNMENT NOTE - 0.5%
19,000,000	Brazil Notas do Tesouro Nacional Serie F	10.0000	1/1/2019	4,392,319

	TOTAL PREFERRED STOCKS (Cost - $13,988,214)			13,557,397

	SHORT - TERM INVESTMENT - 11.8%
	MONEY MARKET FUND - 11.8%
95,627,986	Federated Treasury Obligations Fund 0.01% (a)
	(Cost - $95,627,986)			95,627,986

	COLLATERAL FOR SECURITIES LOANED - 1.5%
7,961,736	Dreyfus Government Cash Management 0.01% (a)			7,961,736
7,961,736	Milestone Treasury Obligations Fund 0.01% (a)			7,961,736
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $15,923,472)			15,923,472

	TOTAL INVESTMENTS - 100.8% (Cost - $848,980,093) (i)			$820,959,507
	LIABILITIES LESS OTHER ASSETS - (0.8)%			(10,299,574)
	NET ASSETS - 100.0%			$810,659,933

ABS - Asset Backed Security	EUR - Euro

REIT - Real Estate Investment Trust	GBP - British Pound

REMICs - Real Estate Mortgage Investment Conduits

CLO - Collateralized Loan Obligation

CDO - Collateralized Debt Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal is in US Dollar unless otherwise noted.

+	All or portion of these securities are on loan. Total loaned securities had a value of $42,730,667 at November 30, 2015.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2015.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2015, these securities amounted to $258,799,449 or 31.9% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	Principal only bond - non income producing.

(e)	Collateralized mortgage obligation (CMO).

(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.

(g)	The Advisor or Trustees have determined these securities to be illiquid. At November 30, 2015, these securities amounted to $1,650,000 or 0.2% of net assets.

(h)	Rate shown represents the dividend rate as of November 30, 2015.

(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $849,463,196 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,221,554
Unrealized Depreciation:	(31,725,243)
Net Unrealized Depreciation:	$(28,503,689)

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2015

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s Investment Advisor, Leader Capital Corporation (the “Advisor”) allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of November 30, 2015 is shown below.

Security Type Breakdown
% of Net Assets

The Fund’s performance figures* for each the periods ended November 30, 2015, compared to its benchmark:

		Returns greater than 1 year are annualized
					Date of Inception
	6 Months	1 Year	3 Year	5 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	(6.86)%	(5.83)%	2.86%	4.41%	4.03%	N/A	N/A
Leader Total Return Fund - Institutional Class	(6.67)%	(5.49)%	3.35%	4.85%	4.44%	N/A	N/A
Leader Total Return Fund - Class A	(6.88)%	(5.94)%	2.84%	N/A	N/A	3.79%	N/A
Leader Total Return Fund - Class A with Load **	(8.25)%	(7.37)%	2.31%	N/A	N/A	3.38%	N/A
Leader Total Return Fund - Class C	(7.13)%	(6.33)%	2.38%	N/A	N/A	N/A	3.57%
Barclays US Intermediate Aggregate Index ***	(0.12)%	0.97%	1.50%	3.09%	3.12%	2.39%	1.68%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.58%, 1.08%, 1.58% and 2.08% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 28, 2015. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 90.5%
		ASSET BACKED - 6.4%
500,000		OnDeck Capital, Inc. (a,b)	8.0000	1/31/2016	505,676
416,667		OnDeck Capital, Inc. (a,b)	7.0000	3/31/2016	423,345
100,000		OnDeck Capital, Inc. (a,b)	7.0000	4/30/2016	1,017,770
1,333,333		OnDeck Capital, Inc. (a,b)	7.0000	6/30/2016	1,361,323
4,000,000		OnDeck Capital, Inc. (a,b)	7.0000	4/30/2017	4,176,516
3,000,000		OnDeck Capital, Inc. (a,b)	6.0000	8/15/2017	3,116,040
					10,600,670
		BANKS - 6.3%
500,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	976,628
100,000		ING Bank NV (b) +	4.1250	11/21/2023	102,775
2,090,000		J.P. Morgan Chase & Co. (b)	7.9000	Perpetual	2,155,313
2,000,000		VTB Bank OJSC via VTB Eurasia Ltd. (b,c)	9.5000	Perpetual	1,907,476
3,340,000		VTB Bank OJSC via VTB Eurasia Ltd. (b)	9.5000	Perpetual	3,185,485
2,090,000		Wells Fargo & Co. (b)	7.9800	Perpetual	2,197,112
					10,524,789
		COSMETICS/PERSONAL CARE - 0.9%
2,000,000		Avon Products, Inc.	6.3500	3/15/2020	1,485,200

		DIVERSIFIED FINANCIAL SERVICES - 11.4%
3,320,000		Cantor Fitzgerald LP (c)	7.8750	10/15/2019	3,628,713
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,005,000
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	2,065,000
3,000,000		KCG Holdings, Inc. (c)	6.8750	3/15/2020	2,827,500
3,000,000		Nelnet, Inc. (b)	6.7011	9/29/2036	2,355,000
1,000,000		Quicken Loans, Inc. (c)	5.7500	5/1/2025	970,000
4,672,000		Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	4,976,713
					18,827,926
		HOLDING COMPANIES - 1.2%
2,000,000		Leucadia National Corp.	5.5000	10/18/2023	2,007,568

		INSURANCE - 1.5%
4,000,000		Genworth Holdings, Inc. (b)	6.1500	11/15/2066	1,830,000
750,000		ING Capital Funding Trust III (b)	3.9266	Perpetual	747,187
					2,577,187
		IRON / STEEL - 1.8%
2,000,000		United States Steel Corp.* +	7.3750	4/1/2020	1,015,000
4,000,000		United States Steel Corp. *	7.5000	3/15/2022	2,190,000
					3,205,000
		MINING - 3.7%
2,940,000		FMG Resources August 2006 Pty Ltd. (c) + *	8.2500	11/1/2019	2,616,600
2,000,000		Glencore Finance Canada Ltd	2.7000	10/25/2017	1,836,822
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	1,716,725
					6,170,147
		MISCELLANEOUS MANUFACTURING - 0.1%
100,000		Bombardier, Inc.	7.5000	3/15/2018	100,000

		OIL & GAS - 12.0%
2,000,000		Canadian Oil Sands Ltd. (c)	7.9000	9/1/2021	2,245,404
5,900,000		Chesapeake Energy Corp. *	7.2500	12/15/2018	3,536,342
3,500,000		Continental Resources Inc.	5.0000	9/15/2022	3,075,625
400,000		Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	453,150
2,100,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,379,037
1,000,000		Linn Energy LLC / Linn Energy Finance Corp. *	6.5000	5/15/2019	275,000
2,900,000		Linn Energy LLC / Linn Energy Finance Corp. *	8.6250	4/15/2020	877,250
50,000		Petrobras International Finance Co. (b)	2.4605	1/15/2019	39,750
3,641,000		Petrobras International Finance Co.	5.3750	1/27/2021	2,911,708
2,000,000		Transocean, Inc. + *	7.1250	12/15/2021	1,507,000
3,970,000		Transocean, Inc.	7.5000	4/15/2031	2,560,650
					19,860,916

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

Principal			Coupon
Amount ($) *			Rate (%)	Maturity	Value ($)
		OIL & GAS SERVICES - 4.5%
5,000,000		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.5000	11/15/2020	4,387,500
100,000		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.7500	2/1/2022	81,250
3,000,000		Sesi LLC	6.3750	5/1/2019	2,925,000
					7,393,750
		OTHER ABS - 22.8%
3,000,000	EUR	Ares European CLO II BV 2007-2X C (c)	2.5380	3/14/2025	3,119,671
2,000,000		Ares XII CLO Ltd. 2007-12A D	3.6432	11/25/2020	2,015,789
1,750,000		Avery Point III CLO Ltd. 2013-3A E	5.3152	1/18/2025	1,462,483
1,750,000		Avery Point IV CLO Ltd. 2014-1A D (c,d)	3.8199	4/25/2026	1,620,240
1,000,000		Babson CLO Ltd 2014-IIA E	5.3172	10/17/2026	754,071
2,000,000		Burr Ridge CLO Plus LLC 2006-1A E (c,d)	3.9264	3/27/2023	1,953,226
4,000,000		Callidus Debt Partners Clo Fund VI Ltd. 6A C (c,d)	3.3164	10/23/2021	3,953,071
2,500,000		Cavalry CLO V Ltd. 2014-5A D (c,d)	3.8171	1/16/2024	2,330,102
1,000,000		CIFC Funding 2015-II Ltd. 2015-2A E	5.8205	4/15/2027	877,526
2,000,000		Fortress Credit BSL Ltd. 2013-1A C (c,d)	3.2152	1/19/2025	1,929,510
2,000,000		Fortress Credit BSL Ltd. 2013-1A D (c,d)	3.8152	1/19/2025	1,873,117
3,000,000	EUR	Gateway IV Euro CLO SA 2007-4X D(c)	1.4190	4/25/2023	3,114,591
2,000,000		Hillmark Funding Ltd. 2006-1A B (c,d)	1.0776	5/21/2021	1,862,637
2,000,000		Inwood Park CDO Ltd. 2006-1A D (c,d)	1.7172	1/20/2021	1,930,607
2,500,000		LCM IX LP 9A E (c,d)	4.5208	7/14/2022	2,469,597
1,708,971		Madison Park Funding IV Ltd. 2007-4A E (c,d)	3.9192	3/22/2021	1,678,953
2,000,000		Monroe Capital BSL CLO 2015-1 Ltd. 2015-1A D (c,d)	4.3276	5/22/2027	1,892,430
1,250,000		Symphony CLO IX LP 2012-9A E	5.3171	4/16/2022	1,198,724
2,000,000		Voya CLO 2014-4 Ltd. 2014-4A D	5.8208	10/14/2026	1,717,244
					37,753,589
		PIPELINES - 2.8%
4,585,000		Williams Partners LP / ACMP Finance Corp.	6.1250	7/15/2022	4,579,594

		RETAIL - 2.0%
1,500,000		Outerwall, Inc.	5.8750	6/15/2021	1,395,000
2,000,000		Yum! Brands, Inc.	3.7500	11/1/2021	1,877,580
					3,272,580
		SEMICONDUCTORS - 2.3%
4,000,000		Qualcomm, Inc.	3.4500	5/20/2025	3,784,952

		TELECOMMUNICATIONS - 2.9%
4,500,000		Frontier Communications	9.0000	8/15/2031	3,881,610
1,000,000		GTP Acquisition Partners I LLC (c)	3.4820	6/16/2025	984,420
					4,866,030
		US TREASURY OBLIGATIONS - 7.9%
13,000,000		United States Treasury Note	3.0000	6/16/2025	13,026,156

		TOTAL BONDS & NOTES (Cost - $162,798,739)			150,036,054

		CONVERTIBLE BONDS - 3.0%
		COAL - 0.2%
5,000,000		Peabody Energy Corp.	4.7500	12/15/2041	312,500

		REITS - 2.8%
5,000,000		IAS Operating Partnership LP (c)	5.0000	3/15/2018	4,728,125

		TOTAL CONVERTIBLE BONDS (Cost - $7,295,000)			5,040,625

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2015

			Dividend
Shares			Rate (%)	Maturity	Value ($)
		PREFERRED STOCKS - 3.1%
		DIVERSIFIED FINANCIAL SERVICES - 0.2%
15,962		BGC Partners, Inc.	8.1250	6/15/2042	422,674

		FOREIGN GOVERNMENT NOTE - 2.9%
20,700,000	BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	1/1/2019	4,785,315

		TOTAL PREFERRED STOCKS (Cost - $5,416,879)			5,207,989

		SHORT-TERM INVESTMENTS - 2.3%
		MONEY MARKET FUND - 2.3%
3,776,821		Federated Treasury Obligations Fund 0.01% (b)
		(Cost - $3,776,821)			3,776,821

		COLLATERAL FOR SECURITIES LOANED - 7.5%
6,336,776		Dreyfus Government Cash Management 0.01% (c)			6,336,776
6,336,776		Milestone Treasury Obligations Fund 0.01% (c)			6,336,776
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,673,552)			12,673,552

		TOTAL INVESTMENTS - 106.4% (Cost - $191,960,991) (d)			$176,735,041
		LIABILITIES LESS OTHER ASSETS - (6.4)%			(11,109,620)
		NET ASSETS - 100.0%			$165,625,421

REIT - Real Estate Investment Trust	GBP - British Pound

ABS - Asset Backed Securities	EUR - Euro

CLO - Collateralized Loan Obligation	BRL - Brazilian Real

CDO - Collateralized Debt Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

Principal is in US Dollar unless otherwise noted.

*	All or a portion of these securities are on loan. Total loaned securities had a value of $11,807,192 at November 30, 2015.

+	The value of this security has been determined in good faith under the policies of the Board of Trustees.

(a)	The Advisor or Trustees have determined these securities to be illiquid at November 30, 2015, these securities amounted to $10,600,670 or 6.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate at November 30, 2015.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2015, these securities amounted to $58,694,249 or 35.4% of net assets.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $191,960,991 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,096,831
Unrealized Depreciation:	(16,322,781)
Net Unrealized Depreciation:	$(15,225,950)

See accompanying notes to financial statements.

Leader Global Bond Fund
Investment Highlights (Unaudited)
November 30, 2015

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade fixed income and floating rate debt securities. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2015 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown	Country Breakdown
% of Net Assets	% of Total Investment

The Fund’s performance figures* for the periods ended November 30, 2015, compared to its benchmark:

		Date of Inception
	Six Months	March 4, 2015
Leader Global Bond Fund - Institutional Class	(9.59)%	(8.98)%
Leader Global Bond Fund - Class C	(10.03)%	(9.67)%
Barclays US Intermediate Aggregate Index ***	(0.12)%	0.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.92%, 1.42%, 1.92% and 2.42% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 28, 2015. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Global Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2015

Principal		Coupon
Amount ($) *		Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 35.1%
	IRON / STEEL - 3.9%
100,000	United States Steel Corp. +	7.3750	4/1/2020	50,750

	OIL & GAS - 17.7%
250,000	Chesapeake Energy Corp. +	7.2500	12/15/2018	149,845
200,000	Linn Energy LLC +	8.6250	4/15/2020	60,500
30,000	Transocean, Inc.	7.5000	4/15/2031	19,350
				229,695
	OIL& GAS SERVICE - 13.5%
200,000	Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	175,500

	TOTAL BONDS & NOTES (Cost - $670,236)			455,945

	SHORT - TERM INVESTMENT - 68.8%
	MONEY MARKET FUND - 68.8%
765,514	Federated Treasury Obligations Fund 0.01% (Cost - $765,514) (a,b)			765,514

	COLLATERAL FOR SECURITIES LOANED - 20.5%
407,908	Dreyfus Government Cash Management 0.01% (a)
	(Cost - $407,908)			407,908

	TOTAL INVESTMENTS - 124.4% (Cost - $1,843,658) (c)			$1,629,367
	LIABILITIES LESS OTHER ASSETS - (24.4)%			(330,600)
	NET ASSETS - 100.0%			$1,298,767

+	All or a portion of these securities are on loan. Total loaned securities had a value of $261,095 at November 30, 2015.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2015.

(b)	All or part of this security is held as collateral for forward currency exchange contracts.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,843,658 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(214,291)
Net Unrealized Depreciation:	$(214,291)

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2015

	Leader Short-Term	Leader Total Return	Leader Global Bond
	Bond Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$848,980,093	$191,960,991	$1,843,658
At value *	$820,959,507	$176,735,041	$1,629,367
Cash	—	—	128,095
Foreign currency (cost $1,250,700, $0, $0, respectively)	668,373	—	—
Unrealized appreciation on open forward foreign currency contracts	1,267,395	545,482	56,759
Dividends and interest receivable	6,384,319	2,049,045	12,469
Receivable for securities sold	125,465	166,667	—
Receivable for Fund shares sold	3,109,759	104,284	—
Receivable for security lending	—	—	739
Due from advisor	—	—	8,285
Prepaid expenses and other assets	70,581	27,652	5,371
TOTAL ASSETS	832,585,399	179,628,171	1,841,085
LIABILITIES
Payable upon return of securities loaned	15,923,472	12,673,553	407,908
Payable for investments purchased	—	6,299	—
Unrealized depreciation on open forward foreign currency contracts	1,079,239	561,106	87,920
Dividends payable	2,214,519	141,274	(637)
Payable for Fund shares redeemed	1,684,861	369,486	9,674
Investment advisory fees payable	525,908	110,646	—
Payable to related party	156,427	71,057	8,867
Distribution (12b-1) fees payable	160,108	39,580	604
Overdraft Foreign currency (cost $0, $467, $190, respectivley)	—	496	180
Payable for security lending	33,579	—	—
Accrued expenses and other liabilities	147,353	29,253	27,802
TOTAL LIABILITIES	21,925,466	14,002,750	542,318
NET ASSETS	$810,659,933	$165,625,421	$1,298,767

Net Assets Consist Of:
Paid in capital	$859,613,280	$194,135,674	$1,674,922
Accumulated net investment income (loss)	(533,183)	(141,433)	564
Accumulated net realized gain (loss) from investments and foreign currency transactions	(20,100,282)	(13,127,217)	(131,091)
Net unrealized depreciation on:
Investments	(28,020,586)	(15,225,950)	(214,291)
Foreign currency translations	(299,296)	(15,653)	(31,337)
NET ASSETS	$810,659,933	$165,625,421	$1,298,767

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$277,953,434	$43,921,588	$—
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	29,568,569	4,482,448	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.40	$9.80	$—
Institutional Class Shares:
Net Assets	$476,056,441	$84,832,941	$1,036,395
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	50,278,484	8,697,968	116,957
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.47	$9.75	$8.86
Class A Shares:
Net Assets	$38,796,868	$27,800,492	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,134,953	2,841,891	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$9.38	$9.78	$—
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$9.52	$9.93	$—
Class C Shares:
Net Assets	$17,853,190	$9,070,400	$262,372
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,894,847	920,130	29,628
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$9.42	$9.86	$8.86

*	Includes Loaned securities and collateral for securities on loan see Portfolio of Investments and Note 7 in the accompanying notes to financial statements.

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2015

	Leader Short-Term	Leader Total Return	Leader Global Bond
	Bond Fund	Fund	Fund
INVESTMENT INCOME
Interest	$16,095,397	$5,747,872	$106,500
Dividends	356,016	189,717	4,686
Securities lending income	132,351	87,712	—
TOTAL INVESTMENT INCOME	16,583,764	6,025,301	111,186

EXPENSES
Investment advisory fees	3,358,971	816,071	20,541
Distribution (12b-1) fees:
Investor Class	760,944	156,398	233
Class A	108,150	86,249	233
Class C	95,169	56,304	1,576
Administrative services fees	304,134	106,749	5,913
Transfer agent fees	178,209	78,761	4,575
Printing expenses	32,848	7,832	5,361
Accounting services fees	76,805	37,373	19,521
Custodian fees	33,903	9,197	4,575
Registration fees	35,004	26,012	5,578
Professional fees	18,758	15,482	16,080
Chief compliance officer fees	18,300	3,660	3,660
Insurance expense	17,248	4,363	232
Non 12B-1 Shareholder Servicing fees	31,369	3,134	1,667
Trustees’ fees and expenses	5,347	5,347	6,507
Other expenses	1,272	2,770	3,210
TOTAL EXPENSES	5,076,431	1,415,702	99,462

Less: Expense waived or reimbursed by the Advisor	—	—	(71,995)
NET EXPENSES	5,076,431	1,415,702	27,467

NET INVESTMENT INCOME	11,507,333	4,609,599	83,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(18,484,602)	(11,131,875)	(146,759)
Forward currency exchange contracts	6,044,342	1,963,418	(4,690)
Foreign currency transactions	(204,502)	58,250	4,260
Net realized loss	(12,644,762)	(9,110,207)	(147,189)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,526,453)	(9,113,110)	(244,313)
Forward currency exchange contracts	(6,262,231)	(1,894,580)	2,497
Foreign currency translations	76,888	19,396	(125)
Net change in unrealized depreciation	(23,711,796)	(10,988,294)	(241,941)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	(36,356,558)	(20,098,501)	(389,130)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,849,225)	$(15,488,902)	$(305,411)

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader		Leader Global
	Short-Term Bond Fund		Total Return Fund		Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015 (a)
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income	$11,507,333	$28,212,599	$4,609,599	$10,687,707	$83,719	$15,826
Net realized gain (loss) from investments, forward currency exchange contracts and foreign currency transactions	(12,644,762)	1,933,871	(9,110,207)	(284,270)	(147,189)	16,132
Net change in unrealized appreciation (depreciation) on investments, forward currency exchange contracts and foreign currency translations	(23,711,796)	(30,275,077)	(10,988,294)	(11,364,151)	(241,941)	(3,687)
Net increase (decrease) in net assets resulting from operations	(24,849,225)	(128,607)	(15,488,902)	(960,714)	(305,411)	28,271

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(3,477,777)	(9,732,643)	(1,240,216)	(3,085,575)	(1,822)	(377)
Institutional Class	(7,365,103)	(16,779,091)	(2,471,309)	(5,753,852)	(74,134)	(17,298)
Class A	(494,139)	(1,358,927)	(698,542)	(1,465,167)	(1,822)	(377)
Class C	(170,436)	(372,139)	(199,671)	(387,413)	(5,177)	(372)
From net realized gains:
Investor Class	—	(3,521,753)	—	(1,097,251)	—	—
Institutional Class	—	(4,733,124)	—	(1,872,574)	—	—
Class A	—	(505,943)	—	(578,024)	—	—
Class C	—	(163,033)	—	(170,992)	—	—
Net decrease in net assets from distributions to shareholders	(11,507,455)	(37,166,653)	(4,609,738)	(14,410,848)	(82,955)	(18,424)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	50,963,893	212,387,699	7,471,063	68,692,755	—	100,000
Institutional Class	135,753,675	308,520,672	18,091,668	139,428,423	6,390	4,323,269
Class A	5,216,373	33,902,635	1,965,152	25,322,887	—	100,000
Class C	1,914,528	9,856,865	338,844	10,891,430	269,638	144,008
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	3,048,147	10,432,928	1,010,285	3,540,516	1,420	377
Institutional Class	4,645,415	12,987,202	2,280,977	7,030,111	73,703	17,257
Class A	313,512	1,199,464	485,115	1,490,701	1,420	377
Class C	143,185	451,217	178,036	441,152	5,177	372
Payments for shares redeemed:
Investor Class	(98,973,566)	(310,308,623)	(39,251,065)	(70,641,290)	(90,153)	—
Institutional Class	(147,221,878)	(378,094,824)	(66,547,779)	(109,481,953)	(3,002,135)	(66,922)
Class A	(10,986,064)	(43,992,029)	(10,694,280)	(12,928,926)	(90,153)	—
Class C	(3,769,197)	(5,314,769)	(3,447,005)	(6,592,546)	(116,701)	(58)
Net increase (decrease) in net assets from shares of beneficial interest	(58,951,977)	(147,971,563)	(88,118,989)	57,193,260	(2,941,394)	4,618,680

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,308,657)	(185,266,823)	(108,217,629)	41,821,698	(3,329,760)	4,628,527
NET ASSETS
Beginning of Year/Period	905,968,590	1,091,235,413	273,843,050	232,021,352	4,628,527	—
End of Year/Period *	$810,659,933	$905,968,590	$165,625,421	$273,843,050	$1,298,767	$4,628,527
* Includes accumulated net investment income (loss) of:	$(533,183)	$234,673	$(141,433)	$(141,294)	$564	$(200)

(a)	The Leader Global Bond Fund commenced operations on March 4, 2015.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader		Leader Global
	Short-Term Bond Fund		Total Return Fund		Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015 (a)
SHARE ACTIVITY	(Unaudited)		(Unaudited)		(Unaudited)
Investor Class:
Shares Sold	5,235,084	21,332,285	695,748	6,228,753	(24)	10,000
Shares Reinvested	374,485	1,060,886	118,148	325,497	173	38
Shares Redeemed	(10,284,465)	(31,488,411)	(3,835,579)	(6,416,869)	(10,187)	—
Net increase (decrease) in shares of beneficial interest outstanding	(4,674,896)	(9,095,240)	(3,021,683)	137,381	(10,038)	10,038

Institutional Class:
Shares Sold	13,849,631	30,859,593	1,723,834	12,718,504	(543)	432,545
Shares Reinvested	552,864	1,310,213	270,160	650,410	8,989	1,722
Shares Redeemed	(15,271,485)	(38,115,104)	(6,490,426)	(10,070,313)	(319,077)	(6,679)
Net increase (decrease) in shares of beneficial interest outstanding	(868,990)	(5,945,298)	(4,496,432)	3,298,601	(310,631)	427,588

Class A :
Shares Sold	535,246	3,414,025	181,015	2,284,780	(24)	10,000
Shares Reinvested	38,445	122,293	56,333	137,703	173	38
Shares Redeemed	(1,146,873)	(4,487,191)	(1,049,054)	(1,189,974)	(10,187)	—
Net increase (decrease) in shares of beneficial interest outstanding	(573,182)	(950,873)	(811,706)	1,232,509	(10,038)	10,038

Class C :
Shares Sold	196,049	988,954	29,619	971,066	27,632	14,402
Shares Reinvested	17,453	45,898	20,380	40,551	583	37
Shares Redeemed	(391,108)	(538,427)	(334,958)	(586,237)	(13,020)	(6)
Net increase in shares of beneficial interest outstanding	(177,606)	496,425	(284,959)	425,380	15,195	14,433

(a)	The Leader Global Bond Fund commenced operations on March 4, 2015.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Investor Class
	Six Months Ended		Year Ended May 31,
	November 30, 2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of year/period	$9.79		$10.10	$9.87	$9.46	$9.82	$9.65
Activity from investment operations:
Net investment income (1)	0.11		0.24	0.25	0.27	0.28	0.24
Net realized and unrealized gain (loss) on investments	(0.39)		(0.23)	0.26	0.44	(0.41)	0.34
Total from investment operations	(0.28)		0.01	0.51	0.71	(0.13)	0.58
Less distributions from:
Net investment income	(0.11)		(0.24)	(0.28)	(0.30)	(0.21)	(0.24)
Net realized gains	—		(0.08)	—	—	(0.02)	(0.17)
Total distributions	(0.11)		(0.32)	(0.28)	(0.30)	(0.23)	(0.41)
Net asset value, end of year/period	$9.40		$9.79	$10.10	$9.87	$9.46	$9.82
Total return (2)	(2.88	)% (3)	0.11%	5.27%	7.60%	(1.23)%	6.12%
Net assets, end of year/period (000s)	$277,953		$335,258	$437,626	$253,253	$207,442	$268,667
Ratio of net expenses to average net assets (4)	1.42	% (5)	1.43%	1.44%	1.47%	1.47%	1.45%
Ratio of net investment income to average net assets (4)	2.28	% (5)	2.38%	2.48%	2.75%	2.95%	2.50%
Portfolio Turnover Rate	110.90	% (3)	71.38%	85.13%	151.19%	284.91%	147.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Not annualized

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Annualized.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Institutional Class
	Six Months Ended		Year Ended May 31,
	November 30, 2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of year/period	$9.86		$10.17	$9.95	$9.53	$9.89	$9.72
Activity from investment operations:
Net investment income (1)	0.13		0.29	0.30	0.32	0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.38)		(0.23)	0.26	0.45	(0.40)	0.34
Total from investment operations	(0.25)		0.06	0.56	0.77	(0.08)	0.63
Less distributions from:
Net investment income	(0.14)		(0.29)	(0.34)	(0.35)	(0.26)	(0.29)
Net realized gains	—		(0.08)	—	—	(0.02)	(0.17)
Total distributions	(0.14)		(0.37)	(0.34)	(0.35)	(0.28)	(0.46)
Net asset value, end of year/period	$9.47		$9.86	$10.17	$9.95	$9.53	$9.89
Total return (2)	(2.61	)% (3)	0.62%	5.75%	8.22%	(0.72)%	6.61%
Net assets, end of year/period (000s)	$476,056		$504,366	$580,621	$211,779	$126,082	$231,047
Ratio of net expenses to average net assets (4)	0.92	% (5)	0.93%	0.94%	0.97%	0.97%	0.95%
Ratio of net investment income to average net assets (4)	2.78	% (5)	2.89%	2.97%	3.25%	3.41%	3.01%
Portfolio Turnover Rate	110.90	% (3)	71.38%	85.13%	151.19%	284.91%	147.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Not annualized

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Annualized

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A
	Six Months Ended		Year Ended May 31,			Period Ended
	November 30, 2015		2015	2014	2013	May 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.77		$10.08	$9.86	$9.46	$9.54
Activity from investment operations:
Net investment income (2)	0.11		0.23	0.24	0.27	0.05
Net realized and unrealized gain (loss) on investments	(0.39)		(0.22)	0.27	0.44	(0.13)
Total from investment operations	(0.28)		0.01	0.51	0.71	(0.08)
Less distributions from:
Net investment income	(0.11)		(0.24)	(0.29)	(0.31)	—
Net realized gains	—		(0.08)	—	—	—
Total distributions	(0.11)		(0.32)	(0.29)	(0.31)	—
Net asset value, end of year/period	$9.38		$9.77	$10.08	$9.86	$9.46
Total return (3)	(2.89	)% (4)	0.10%	5.27%	7.66%	(0.84	)% (4)
Net assets, end of year/period (000s)	$38,797		$46,008	$57,036	$2,178	$34
Ratio of net expenses to average net assets (5)	1.42	% (6)	1.43%	1.44%	1.47%	1.56	% (6)
Ratio of net investment income to average net assets (5)	2.28	% (6)	2.38%	2.43%	2.75%	4.17	% (6)
Portfolio Turnover Rate	110.90	% (4)	71.38%	85.13%	151.19%	284.91	% (4)

(1)	Class A Shares commenced operations on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	Not annualized

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended May 31,		Period Ended
	November 30, 2015		2015	2014	May 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.81		$10.12	$9.89	$9.58
Activity from investment operations:
Net investment income (2)	0.09		0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.39)		(0.23)	0.26	0.30
Total from investment operations	(0.30)		(0.04)	0.46	0.48
Less distributions from:
Net investment income	(0.09)		(0.19)	(0.23)	(0.17)
Net realized gains	—		(0.08)	—	—
Total distributions	(0.09)		(0.27)	(0.23)	(0.17)
Net asset value, end of year/period	$9.42		$9.81	$10.12	$9.89
Total return (3)	(3.11	)% (4)	(0.39)%	4.70%	5.02	% (4)
Net assets, end of year/period (000s)	$17,853		$20,337	$15,951	$5,516
Ratio of net expenses to average net assets (5)	1.92	% (6)	1.93%	1.94%	1.97	% (6)
Ratio of net investment income to average net assets (5)	1.78	% (6)	1.92%	1.96%	2.25	% (6)
Portfolio Turnover Rate	110.90	% (4)	71.38%	85.13%	151.19	% (4)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Investor Class
	Six Months Ended		Year Ended May 31,						Period Ended
	November 30, 2015		2015		2014		2013	2012	May 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.74		$11.36		$10.89		$9.78	$10.39	$10.00
Activity from investment operations:
Net investment income (2)	0.21		0.42		0.35		0.38	0.38	0.30
Net realized and unrealized gain (loss) on investments	(0.94)		(0.46)		0.60		1.25	(0.66)	0.31
Total from investment operations	(0.73)		(0.04)		0.95		1.63	(0.28)	0.61
Paid-in-capital from redemption fees	—		—		0.01		0.00 (3)	0.03	0.03
Less distributions from:
Net investment income	(0.21)		(0.42)		(0.37)		(0.52)	(0.31)	(0.19)
Net realized gains	—		(0.16)		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.21)		(0.58)		(0.49)		(0.52)	(0.36)	(0.25)
Net asset value, end of year/period	$9.80		$10.74		$11.36		$10.89	$9.78	$10.39
Total return (4)	(6.86	)% (5)	(0.30)%		9.08%		17.16%	(2.36)%	6.52	% (5)
Net assets, end of year/period (000s)	$43,922		$80,582		$83,688		$11,233	$7,248	$6,064
Ratio of gross expenses to average net assets (6)	1.52	% (7)	1.52%		1.69%		2.33%	2.25%	3.41	% (7)
Ratio of net expenses to average net assets (6)	1.52	% (7)	1.55	% (8)	1.84	% (8)	1.85%	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	3.96	% (7)	3.81	% (8)	3.19	% (8)	3.63%	3.80%	3.57	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.96	% (7)	3.84%		3.34%		3.15%	3.40%	2.01	% (7)
Portfolio Turnover Rate	123.47	% (5)	173.78%		93.44%		116.42%	218.66%	220.97	% (5)

(1)	Investor Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Institutional Class
	Six Months Ended		Year Ended May 31,						Period Ended
	November 30, 2015		2015		2014		2013	2012	May 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.69		$11.31		$10.85		$9.75	$10.37	$10.00
Activity from investment operations:
Net investment income (2)	0.23		0.47		0.41		0.43	0.43	0.36
Net realized and unrealized gain (loss) on investments	(0.94)		(0.46)		0.59		1.25	(0.67)	0.25
Total from investment operations	(0.71)		0.01		1.00		1.68	(0.24)	0.61
Paid-in-capital from redemption fees	—		—		0.01		0.00 (3)	0.03	0.03
Less distributions from:
Net investment income	(0.23)		(0.47)		(0.43)		(0.58)	(0.36)	(0.21)
Net realized gains	—		(0.16)		(0.12)		—	(0.05)	(0.06)
Total distributions	(0.23)		(0.63)		(0.55)		(0.58)	(0.41)	(0.27)
Net asset value, end of year/period	$9.75		$10.69		$11.31		$10.85	$9.75	$10.37
Total return (4)	(6.67	)% (5)	0.18%		9.63%		17.76%	(1.99)%	6.61	% (5)
Net assets, end of year/period (000s)	$84,833		$141,065		$111,952		$15,706	$6,574	$6,019
Ratio of gross expenses to average net assets (6)	1.02	% (7)	1.02%		1.19%		1.83%	1.75%	3.13	% (7)
Ratio of net expenses to average net assets (6)	1.02	% (7)	1.05	% (8)	1.34	% (8)	1.35%	1.35%	1.35	% (7)
Ratio of net investment income to average net assets (6)	4.51	% (7)	4.35	% (8)	3.72	% (8)	4.13%	4.28%	4.23	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	4.51	% (7)	4.38%		3.87%		3.65%	3.88%	2.45	% (7)
Portfolio Turnover Rate	123.47	% (5)	173.78%		93.44%		116.42%	218.66%	220.97	% (5)

(1)	Institutional Class commenced operations on July 30, 2010.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended May 31,					Period Ended
	November 30, 2015		2015		2014		2013	May 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.72		$11.34		$10.88		$9.78	$10.11

Activity from investment operations:
Net investment income (2)	0.21		0.42		0.36		0.35	0.10
Net realized and unrealized gain (loss) on investments	(0.94)		(0.46)		0.58		1.28	(0.43)
Total from investment operations	(0.73)		(0.04)		0.94		1.63	(0.33)

Paid-in-capital from redemption fees	—		—		0.01		0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.21)		(0.42)		(0.37)		(0.53)	—
Net realized gains	—		(0.16)		(0.12)		—	—
Total distributions	(0.21)		(0.58)		(0.49)		(0.53)	—

Net asset value, end of year/period	$9.78		$10.72		$11.34		$10.88	$9.78

Total return (4)	(6.88	)% (5)	(0.31)%		9.06%		17.14%	(3.26	)% (5)

Net assets, end of year/period (000s)	$27,800		$39,175		$27,467		$343	$10

Ratio of gross expenses to average net assets (6)	1.52	% (7)	1.52%		1.69%		2.33%	2.38	% (7)
Ratio of net expenses to average net assets (6)	1.52	% (7)	1.55	% (8)	1.84	% (8)	1.85%	1.85	% (7)
Ratio of net investment income to average net assets (6)	4.04	% (7)	3.86	% (8)	3.22	% (8)	3.63%	4.98	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	4.04	% (7)	3.89%		3.37%		3.15%	4.45	% (7)
Portfolio Turnover Rate	123.47	% (5)	173.78%		93.44%		116.42%	218.66	% (5)

(1)	Class A shares commenced operation on March 21, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended May 31,				Period Ended
	November 30, 2015		2015		2014		May 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.81		$11.43		$10.96		$10.03
Activity from investment operations:
Net investment income (2)	0.18		0.37		0.30		0.26
Net realized and unrealized gain (loss) on investments	(0.94)		(0.46)		0.60		0.96
Total from investment operations	(0.76)		(0.09)		0.90		1.22
Paid-in-capital from redemption fees	—		—		0.01		0.00	(3)
Less distributions from:
Net investment income	(0.19)		(0.37)		(0.32)		(0.29)
Net realized gains	—		(0.16)		(0.12)		—
Total distributions	(0.19)		(0.53)		(0.44)		(0.29)
Net asset value, end of year/period	$9.86		$10.81		$11.43		$10.96
Total return (4)	(7.13	)% (5)	(0.77)%		8.55%		12.29	% (5)
Net assets, end of year/period (000s)	$9,070		$13,021		$8,914		$950
Ratio of gross expenses to average net assets (6)	2.02	% (7)	2.02%		2.19%		2.83	% (7)
Ratio of net expenses to average net assets (6)	2.02	% (7)	2.05	% (8)	2.34	% (8)	2.35	% (7)
Ratio of net investment income to average net assets (6)	3.54	% (7)	3.36	% (8)	2.73	% (8)	3.13	% (7)
Ratio of net investment income to average net assets - pre waiver/recoupment (6)	3.54	% (7)	3.39%		2.88%		2.65	% (7)
Portfolio Turnover Rate	123.47	% (5)	173.78%		93.44%		116.42	% (5)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Global Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding

	Institutional Class		Class C
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.02	$10.00	$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.06	0.17	0.02
Net realized and unrealized gain on investments	(1.15)	0.01	(1.26)	0.02
Total from investment operations	(0.95)	0.07	(1.09)	0.04
Less distributions from:
Net investment income	(0.21)	(0.05)	(0.06)	(0.03)
Total distributions	(0.21)	(0.05)	(0.06)	(0.03)
Net asset value, end of period	$8.86	$10.02	$8.86	$10.01
Total return (3,4)	(9.59)%	0.67%	(10.03)%	0.39%
Net assets, end of period (000s)	$1,036	$4,283	$262	$145
Ratio of gross expenses to average net assets (5,6)	4.67%	6.43%	5.67%	17.15%
Ratio of net expenses to average net assets (5,6)	1.23%	1.33%	2.23%	2.40%
Ratio of net investment income to average net assets (5,6)	4.08%	2.33%	3.63%	0.85%
Ratio of net investment loss to average net assets - pre waiver/reimbursed (5,6)	(2.77)%	(2.77)%	(13.90)%	(13.90)%

Portfolio Turnover Rate (4)	50.17%	57.33%	50.17%	57.33%

(1)	The Fund commenced operations on March

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	Not annualized.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2015

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short-Term Bond”), the Leader Total Return Fund (“Total Return”), and the Leader Global Bond Fund (“Global Bond”) (each a Fund and collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of Global Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. Short-Term Bond, Total Return and Global Bond commenced operation on July 14, 2005, July 30, 2010 and March 4, 2015, respectively.

Each Fund currently offers four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Short-Term Bond and Total Return Class A shares commenced operation on March 21, 2012 and Class C shares commenced operation on August 8, 2012. Global Bond Investor Class, Institutional Class, Class A and Class C commenced operations on March 4 2015. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50% for Class A. Class C shares are subject to a maximum contingent deferred sales charge of 1.00%. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$711,144	$—	$—	$711,144
Bonds & Notes	—	663,723,758	—	663,723,758
Bank Loans	—	3,322,854	—	3,322,854
Convertible Bonds	—	28,092,896	—	28,092,896
Preferred Stock	4,392,319	9,165,078	—	13,557,397
Short-Term Investments	95,627,986	—	—	95,627,986
Collateral For Securities Loaned	15,923,472			15,923,472
Total Investments	$116,654,921	$704,304,586	$—	$820,959,507
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$1,267,395	$—	$1,267,395
Total Assets	$116,654,921	$705,571,981	$—	$822,226,902
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(1,079,239)	$—	$(1,079,239)

*	Refer to the Portfolio of Investments for industry classification.

The Short Term Bond did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and 2 during the current period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$150,036,054	$—	$150,036,054
Convertible Bonds	—	5,040,625	—	5,040,625
Preferred Stocks	422,674	4,785,315	—	5,207,989
Short - Term Investments	3,776,821	—	—	3,776,821
Collateral For Securities Loaned	12,673,552			12,673,552
Total Investments	$16,873,047	$159,861,994	$—	$176,735,041
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$545,482	$—	$545,482
Total Assets	$16,873,047	$160,407,476	$—	$177,280,523
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(561,106)	$—	$(561,106)

*	Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

Global Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$455,945	$—	$455,945
Mutual Fund	765,514	—	—	765,514
Collateral For Securities Loaned	407,908	—	—	407,908
Total Investments	$1,173,422	$455,945	$—	$1,629,367
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$56,759	$—	$56,759
Total Assets	$1,173,422	$512,704	$—	$1,686,126
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$—	$(87,920)	$—	$(87,920)

*	Refer to the Portfolio of Investments for industry classification.

The Global Bond Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund entered into Forward Contracts in order to hedge or profit from its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract. For the period ended November 30, 2015, Short-Term Bond, Total Return and Global Bond had net realized gains from Forward currency exchange contracts of $89,001, $427,757 and $4,392, respectively, which is included in the net realized gain from Forward currency exchange contracts in the Statements of Operations.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

As of November 30, 2015, the following forward contracts were open:

Short-Term Bond

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	4/1/2016	Fifth Third	4,000,000	$6,022,794	$88,006
Euro	4/1/2016	Deutsche Bank	1,900,000	2,014,181	42,569
Euro	4/1/2016	Fifth Third	23,910,000	25,346,876	1,136,820
				$33,383,851	$1,267,395
To Buy:
Euro	4/1/2016	Fifth Third	18,500,000	$19,611,761	$(1,079,239)

Net unrealized appreciation on forward foreign currency contracts:					$188,156

Total Return

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
British Pound	4/1/2016	Fifth Third Bank	700,000	$1,053,989	$15,401
Euro	4/1/2016	Deutsche Bank	3,000,000	3,180,286	67,215
Euro	4/1/2016	Fifth Third Bank	9,850,000	10,441,938	255,732
Swiss Franc	4/1/2016	Fifth Third Bank	1,850,000	1,814,424	207,134
				$16,490,637	$545,482
To Buy:
Euro	4/1/2016	Fifth Third Bank	6,930,000	$7,346,460	$(474,194)
Swiss Franc	4/1/2016	Fifth Third Bank	1,850,000	1,814,424	(86,912)
				$9,160,884	$(561,106)

Net unrealized depreciation on forward foreign currency contracts:					$(15,624)

Global Bond

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
Euro	4/1/2016	Deutsche Bank	100,000	$106,010	$2,240
Euro	4/1/2016	Fifth Third	1,730,000	1,833,965	43,761
Swiss Franc	4/1/2016	Fifth Third	100,000	98,077	10,758
				$2,038,052	$56,759
To Buy:
Euro	4/1/2016	Fifth Third	1,830,000	$1,939,974	$(83,223)
Swiss Franc	4/1/2016	Fifth Third	100,000	102,775	(4,697)
				$2,042,749	$(87,920)

Net unrealized depreciation on forward foreign currency contracts:					$(31,161)

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the unrealized forward currency contract. During the period ended November 30, 2015, each Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at November 30, 2015.

Short-Term Bond

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset	Presented in the		Cash Collateral
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	(Received)
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
Forward currency contracts by Counter Party:
Fifth Third	$1,224,826	$—	$1,224,826	$(1,079,239)	$—	$145,587
Deutsche Bank	42,567	—	42,567		—	42,567
Securities Lending	15,923,472	—	15,923,472	(15,923,472)	—	—
Total:	$17,190,865	$—	$17,190,865	$(17,002,711)	$—	$188,154

Total Return

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of Assets
		Offset in the	Presented in the		Cash Collateral
	Gross Amounts of	Statements of Assets	Statements of Assets &	Financial	(Received)
	Recognized Assets	& Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
Forward currency contracts by Counter Party:
Fifth Third Bank	$478,267	$—	$478,267	$(561,106)	$—	$(82,839)
Deutsche Bank	67,215	—	67,215		—	67,215
Securities Lending	12,673,553	—	12,673,553	(12,673,553)	—	—
Total:	$13,219,035	$—	$13,219,035	$(13,234,659)	$—	$(15,624)

Global Bond

				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset in	Presented in the		Cash Collateral
	Gross Amounts of	the Statements of	Statements of Assets &	Financial	(Received)
	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
Forward currency contracts by Counter Party:
Fifth Third Bank	$54,519	$—	$54,519	$(87,919)	$—	$(33,400)
Deutsche Bank	2,240	—	2,240	—	—	2,240
Securities Lending	407,908	—	407,908	(407,908)	—	—
Total:	$464,667	$—	$464,667	$(495,827)	$—	$(31,160)

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

(e)	Exchange Traded Notes

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with an additional way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

(f)	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of November 30, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the location of derivative instruments on each Fund’s Statement of Assets and Liabilities as of November 30, 2015:

Location on the Statements of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Forward Contracts	Unrealized appreciation on open forward	Unrealized depreciation on open forward
	foreign currency contracts	foreign currency contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of November 30, 2015:

Asset Derivatives Investment Value
		Total Value at
Short-Term Bond	Currency	November 30, 2015
Forward Contracts	$1,267,395	$1,267,395

Total Return
Forward Contracts	$545,482	$545,482

Global Bond
Forward Contracts	$56,759	$56,759

Liability Derivatives Investment Value

		Total Value at
Short-Term Bond	Currency	November 30, 2015
Forward Contracts	$(1,079,239)	$(1,079,239)

Total Return
Forward Contracts	$(561,106)	$(561,106)

Global Bond
Forward Contracts	$(87,920)	$(87,920)

The following is a summary of the location of derivative instruments on each Fund’s Statement of Operations for the period ended November 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Contracts	Net realized gain from Forward currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward currency exchange contracts

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the period ended November 30, 2015:

Net realized gain(loss) on derivatives recognized in the Statements of Operations
		Period Ended
		November 30,
Short-Term Bond	Currency	2015
Forward Contracts	$6,044,342	$6,044,342

Total Return
Forward Contracts	$1,963,418	$1,963,418

Global Bond
Forward Contracts	$(4,690)	$(4,690)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
		Period Ended
		November 30,
Short-Term Bond	Currency	2015
Forward Contracts	$(6,262,231)	$(6,262,231)

Total Return
Forward Contracts	$(1,894,580)	$(1,894,580)

Global Bond
Forward Contracts	$2,497	$2,497

(g)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On November 30, 2015, Short-Term Bond paid $0. 0229, $0.0271, $0.0228 and $0.0189 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On November 30, 2015, Total Return paid $0.0411, $0.0451, $0.0410 and $0.0371 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On November 30, 2015, Global Bond paid $0.0484 and $0.0426 per share in net investment income from the Institutional Class and Class C, respectively.

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

(i)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(j)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the period ended November 30, 2015 cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$246,607,907	$400,494,420	$588,528,125	$499,256,752
Total Return	80,408,076	162,316,036	150,320,606	135,600,410
Global Bond	3,756,802	7,527,690	—	—

(4)	Investment Advisor/Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s and 1.00% of Global Bond’s average daily net assets; (ii) 0.75% of Short-Term Bond’s average daily net assets up to and including $1.25 billion; and (iii ) 0.70% of Short-Term Bond’s average daily net assets over $1.25 billion . For the period ended November 30, 2015, Short-Term Bond, Total Return and Global Bond accrued $3,358,971, $816,071 and $20,541 in advisory fees, respectively.

The Advisor contractually agreed to reduce its fees and/or absorb expenses of Global Bond to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.25%, 1.75%, 1.75% and 2.25% of the average daily net assets attributable to the Fund’s Institutional Class, Class A, Investor Class and Class C shares. This agreement shall remain in effect until at least September 30, 2016. During the period ended November 30, 2015, the Advisor waived or reimbursed $71,995 of expenses incurred by Global Bond. As of November 30, 2015, the following amounts are subject to recapture on or before May 31, of the following years:

2018	$44,909
2019	$71,995

With respect to Total Return, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, until September 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, do not exceed 1.35% of its average daily net assets of the Fund. These waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

Foreside Distribution Services, LP (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. During the period ended November 30, 2015, the Distributor received $5,284 and $22,660 in underwriting commissions for sales of Class A and Class C shares of Short-Term Bond of which $4,690 was retained by the principal underwriter for Class C. During the period ended November 30, 2015 the Distributor received $1,822, and $7,048 in underwriting commissions for sales of Class A and Class C shares of Total Return of which $3,893 was retained by the principal underwriter for Class C. For Global Bond there were no underwriting commissions paid during the period.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant,LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

(5)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Institutional Shares do not participate in a Plan. For period ended November 30, 2015, Short-Term Bond, Total Return and Global Bond incurred $964,263, $298,951 and $2,042, respectively in fees, pursuant to the Plans.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years or period ended May 31, 2015 and May 31, 2014 was as follows:

	For the year ended May 31, 2015
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Short Term Bond	$29,982,671	$7,183,982	$37,166,653
Total Return	12,447,495	1,963,353	14,410,848
Global Bond	18,424	—	18,424

	For the year ended May 31, 2014
	Ordinary	Long-Term
	Income	Capital Gains	Total
Short Term Bond	$23,352,612	$—	$23,352,612
Total Return	3,212,325	220,305	3,432,630

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

As of May 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Short-Term Bond	$—	$698,594	$(1,220,623)	$—	$(533,061)	$(11,541,577)	$(12,596,667)
Total Return	—	911,334	(3,049,344)	—	(97,776)	(6,175,827)	(8,411,613)
Global Bond	—	—	(17,760)	—	—	29,971	12,211

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain (loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, mark-to-market on open forward foreign currency contracts, and adjustments for contingent payment debt instruments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Leader Global Bond Fund incurred and elected to defer such late year losses of $200.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Short-Term Bond	$1,220,623
Total Return	$3,049,344
Global Bond	$17,560

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, and adjustments for paydowns, real estate investment trusts, publicly traded partnerships and contingent payment debt instruments, resulted in reclassifications for the following funds for the year or period ended May 31, 2015 as follows:

	Paid in	Accumulated Net	Accumulated net realized gain (loss) from
	Capital	Investment Income (loss)	investments and foreign currency transactions
Short-Term Bond	$—	$(737,533)	$737,533
Total Return	—	(74,441)	74,441
Global Bond	(2,364)	2,398	(34)

(7)	Securities Lending

The Funds have entered into a Securities Lending Agreement (“Agreement”) with The Bank of New York Mellon (the “Bank”) to establish, manage and administer a Securities Lending Program, subject to the terms and conditions of the Agreement. Under the terms of the agreement, each Fund has deposited certain securities in an account maintained with the custodian. The Bank shall enter into loans pursuant to the Agreement and is authorized to negotiate with each borrower the amount of rebates or securities loan fee payable. The Bank receives cash collateral in the amount of at least 102% of the market value of the securities loaned.

Securities lending income is disclosed in the Fund’s Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

The following table presents financial instruments that are subject to enforceable netting arrangements as of November 30, 2015.

			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral (1)	Income
Short- Term Bond	$12,055,690	$12,055,690	0.80%
Total Return	$11,807,192	$11,807,192	1.46%
Global Bond	$266,500	$266,500	0.00%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement.

Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2015, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2015 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2015 the Short-Term Bond Fund held $1,650,000 or 0.2% of net assets in ARPS.

(9)	Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of November 30, 2015, Total Return was invested in the following restricted securities:

	Initial
	Acquisition				% of Net
Security	Date	Principal	Cost	Value	Assets
OnDeck Capital, Inc.	4/25/2014	500,000	$500,000	$505,676	0.31%
OnDeck Capital, Inc.	5/1/2014	416,667	416,667	423,345	0.26%
OnDeck Capital, Inc.	6/3/2014	1,000,000	100,000	1,017,770	0.61%
OnDeck Capital, Inc.	8/1/2014	1,333,333	1,333,333	1,361,323	0.82%
OnDeck Capital, Inc.	4/24/2015	4,000,000	4,000,000	4,176,516	2.52%
OnDeck Capital, Inc.	8/5/2015	3,000,000	3,000,000	3,116,040	1.88%
Total:				$10,600,670	6.40%

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2015

(10)	Underlying Investment in Other Investment Companies

The Global Bond Fund currently invests a portion of its assets in Federated Treasury Obligations Fund. The Fund may redeem its investment from Federated Treasury Obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at Federated website www.federatedinvestors.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2015 the percentage of the Global Bond Fund’s net assets invested in the Federated Treasury Obligations Fund was 68.8%.

(11)	New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirements to categorize within the fair value hierarchy measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The practical expedient allowed entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

(12)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Board of Trustees has concluded that it is in the best interest of the Global Bond Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on January 29, 2016.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2015

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund, Leader Total Return Fund or Global Bond Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 through November 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During *
	Ratio	6/1/2015	11/30/2015	6/1/15 -11/30/15	11/30/2015	6/1/15 -11/30/15
Investor Class:
Leader Short-Term Bond Fund	1.42%	$1,000.00	$971.20	$7.02	$1,017.95	$7.18
Leader Total Return Fund	1.52%	$1,000.00	$931.40	$7.36	$1,017.45	$7.69
Leader Global Bond Fund	1.92%	$1,000.00	$950.00	$9.39	$1,015.44	$9.70
Institutional Class:
Leader Short-Term Bond Fund	0.92%	$1,000.00	$973.90	$4.55	$1,020.46	$4.66
Leader Total Return Fund	1.02%	$1,000.00	$933.30	$4.94	$1,019.95	$5.16
Leader Global Bond Fund	1.33%	$1,000.00	$904.10	$6.35	$1,018.40	$6.73
Class A:
Leader Short-Term Bond Fund	1.42%	$1,000.00	$971.10	$7.02	$1,017.95	$7.18
Leader Total Return Fund	1.52%	$1,000.00	$931.20	$7.36	$1,017.45	$7.69
Leader Global Bond Fund	1.92%	$1,000.00	$950.00	$9.39	$1,015.44	$9.70
Class C:
Leader Short-Term Bond Fund	1.92%	$1,000.00	$968.90	$9.48	$1,015.44	$9.70
Leader Total Return Fund	2.02%	$1,000.00	$928.70	$9.77	$1,014.94	$10.20
Leader Global Bond Fund	2.40%	$1,000.00	$899.70	$11.43	$1,013.04	$12.11

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2015

In connection with the regular meeting held on May 19-20, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Leader Capital Corp. (“LCC”) and the Trust, with respect to Leader Short-Term Bond Fund (“Leader Short”) and Leader Total Return Fund (“Leader Total”) (each a “Fund” and collectively the “Funds” (the “Advisory Agreement”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement

Nature, Extent and Quality of Services. The Trustees noted LCC is a mutual fund adviser founded in 1997 that specializes in managing fixed income investments with current assets under management of approximately $1.3 billion. The Trustees reviewed the background information of the key investment personnel who are responsible for servicing the Funds, and took into consideration education and financial industry experience, including past positions at major investment banks, and were satisfied that the investment team has the skills required to manage the Funds. The Trustees noted their appreciation for the due-diligence taken by the adviser, utilizing a proprietary risk-reward model incorporating fundamental analysis of interest rates, spreads, and economic projections to screen current and prospective investments for inclusion in the portfolio in both the investment grade and high yield sectors. Understanding that not all strategy risks can be eliminated, and that the adviser takes on yield and credit risk to achieve its returns, the Trustees were satisfied with the adviser’s attempts to mitigate risks through diversification, conducting continuous reassessment of portfolio investments and economic conditions, and limiting the proportion of the Fund devoted to each individual position. The Trustees noted that they continue to have a good working relationship with the adviser who is always been transparent and open to Board recommendations. The Trustees expressed their appreciation for providing shareholders of the Funds, with access to the portfolio managers, much like the service a separately managed account would receive. The Board concluded that the adviser should continue to provide a high level of quality service to Funds for the benefit of the shareholders.

Performance.

Leader Short

The Trustees reviewed the Fund’s performance over the last 1-year, 2-year, 3-year, and 5-year periods, noting it outperformed its peer group, US OE Short-Term Bond Morningstar Category average and index over the 2-year, 3-year, and 5-year periods while experiencing more volatility and lower returns over the 1-year period. The Trustees noted the Fund currently maintains a 5-star ranking from Morningstar. The Trustees concluded they were pleased with

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2015

the Fund’s performance and growth, and expect the Fund to continue to perform in line with their expectations.

Leader Total

The Trustees reviewed the Fund’s performance over the last 1-year, 2-year, 3-year, and 5-year periods, noting it outperformed its peer group, US OE Short-Term Bond Morningstar Category average and index over the 2-year, 3-year, and 5-year periods while experiencing more volatility and underperformance over the 1-year period. The Trustees noted the Fund currently maintains a 5-star ranking from Morningstar. The Trustees concluded they were pleased with the Fund’s performance and growth, and expect the Fund to continue to perform in line with their expectations.

Fees and Expenses.

Leader Short

The Trustees noted the Fund’s base advisory fee of 0.75% is higher than the advisory fee charged by any fund in its peer group, and although it is also higher than the average fee charged by funds in its Morningstar category, it is within the range of fees charged by such funds. They considered that some of the other funds in the peer group are quite large and part of a larger complex of funds, and this may impact the advisory fee. The Trustees noted the advisory agreement includes a breakpoint, reducing the advisory fee to 0.70% on assets exceeding $1.25 billion, and also noted the adviser is willing to consider additional breakpoints in the future. After discussion, the Trustees concluded the fee was not unreasonable.

Leader Total

The Trustees noted the Fund’s advisory fee of 0.75% is higher than the advisory fee charged by any fund in its peer group, and, although it is also higher than the average fee charged by funds in its Morningstar category, it is within the range of fees charged by such funds. The Trustees also noted the Fund’s net expense ratio is higher than the net expense ratio of any fund in its peer group, and although it is also higher than the average net expense ratio of funds in its Morningstar category, it is within the range of net expense ratios of such funds. The Trustees discussed the fact that several of the funds in the peer group were extremely large, and this generally skews downward the peer group fee and expense averages. After discussion, the Trustees concluded the fee was not unreasonable.

Economies of Scale.

Leader Short

The Trustees considered the breakpoint established previously and noted the Fund’s current asset levels are nearing the breakpoint levels. The Trustees discussed the adviser’s expectations on future economies of scale and asset levels. It was consensus of the Board that a conversation related to additional breakpoints would need to be initiated earlier than the adviser believed but the Trustees were satisfied with the negotiated breakpoint under the existing circumstances.

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2015

Leader Total

The Trustees considered that LCC has indicated a willingness to consider a breakpoint for the Fund at levels similar to Leader Short, but the Fund’s adviser asserted that at current asset levels LCC has not benefited from economies of scale. The Trustees discussed the adviser’s expectations on future economies of scale and asset levels. It was consensus of the Board that a conversation related to additional breakpoints would need to be initiated earlier than the adviser believed.

Profitability.

Leader Short

The Trustees reviewed the profitability analysis provided by LCC. They noted LCCrealized a profit in connection with its relationship with the Fund, but such profit was reasonable in terms of percentage of revenue and actual dollars, especially when taking into account the size of the Fund, the caliber of the professionals servicing the Fund, and the quality of services provided.

Leader Total

The Trustees reviewed the profitability analysis provided by LCC and noted it realized a profit in connection with its relationship with the Fund, including recaptured fees. The Trustees concluded profitability was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded the fee structure is reasonable and renewal of the Advisory Agreement is in the best interests of the shareholders of both Leader Short and Leader Total.

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2015

Leader Global Bond Fund * (Adviser-Leader Capital Corp. )

In connection with the regular meeting held on August 12-13, 2014 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Leader Capital Corp. (“LCC”) and the Trust, with respect to Leader Global Bond Fund (the “Fund”) (the “Advisory Agreement”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that LCC is a mutual fund company founded in 1997 with assets under management of approximately $1.4 billion, and its sole mission and specialty is managing fixed income investments for two other mutual funds in the Trust. The Board reviewed the background information of the key investment personnel who will be responsible for servicing the Fund, taking into consideration education and overall financial industry experience, some of which coming from previous positions held at major investment banks, noting their satisfaction with the investment team’s expertise and abilities to manage and provide an array of services to the Fund. The Board acknowledged that, in connection with its service to existing funds in the Trust, LCC continues to have a good working relationship with both the Board and management and has been receptive to the Trustees’ opinions and recommendations throughout the relationship. The Board discussed the due-diligence process used by LCC noting that it takes a macro-economic approach examining the major inputs of interest rates and spread prediction data LCC receives from numerous buy side independent research firms in order to make investment decisions. Understanding that not all strategy risks can be eliminated, LCC discussed with the Board several risks associated with a global bond fund and LCC’s intention to mitigate these risks through its ongoing research and monitoring of the factors specific to the portfolios holdings. The Trustees considered that LCC will provide fund compliance monitoring starting with its operations staff reconciling all transactions at the end of each day and reviewed by the CCO for accuracy to ensure positions comply with the Fund’s investment limitations. The Board reviewed LCC’s broker-dealer selection process and was satisfied that it is seeking best execution with its approach, which includes the use of an electronic system to obtain best pricing and the use of broker-dealers that are more specialized in foreign debt investments. The Trustees noted positively that LCC reported no material compliance or litigation issues. The Board noted that it appreciates that LCC is unafraid to commit additional resources to support the growth of the LCC advised funds. Based on the foregoing and the Trustees’ previous experience with LCC, they concluded that LCC will provide a high level of quality service to Fund for the benefit of its future shareholders.

Performance. Because the Fund had not yet commenced operations, the Trustees considered the performance of the other Trust funds advised by LCC, and agreed that LCC has shown an ability to successfully manage bond mutual funds over the past several years, and that

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2015

those existing funds have exhibited benchmark beating performance as well as the highest star rating from Morningstar. They noted that both existing funds rank highly compared to other funds in their respective category. The Trustees considered that the existing funds exhibit a higher risk profile, but the returns have proven the risk to be worth taking. After further discussion, the Board agreed that LCC should be given the opportunity to manage a global bond fund because the manager has shown the potential to meet the Fund’s objective of current income and capital appreciation.

Fees & Expenses. The Trustees noted LCC proposed to charge 1.00% for investment advisory services to the Fund. They compared the proposed fee to those of a peer group of comparable funds and the Fund’s anticipated Morningstar category (0.75% and 0.54%, respectively). They considered that the Fund’s advisory fee is higher than the averages of its benchmarks and equal to the highest fee in its peer group, but within the range of fees charged by funds in the Morningstar category (0.05% - 1.30%). The Trustees agreed that LCC has demonstrated that it has the ability to provide a high level of service and although the proposed fees are at the high end of the benchmark ranges, based on the totality of the Board’s considerations, in particular the quality of services provided, LCC provides a fair value to shareholders. The Board concluded that the advisory fee is not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that LCC has agreed to breakpoints with respect to another Fund in the Trust when it reached a meaningful size. The Trustees noted LCC’s willingness to consider breakpoints as the Fund grows, that economies were not expected to be reached during the initial period of the agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Profitability. The Trustees discussed LCC’s estimated profitability in connection with its relationship with the Fund. The Trustees reviewed the profitability analysis provided by LCC. They noted that because the Fund had not yet commenced operations, the profitability analysis provided is merely an estimate based on projected asset growth over the first 12 months of operations. They considered that the estimated profitability is relatively low in actual dollars and in terms of percentage of revenue. They also discussed LCC’s employee compensation structure and its impact on profits. The Trustees agreed that this compensation structure is to the benefit of shareholders. After further discussion, based on the information provided by LCC, the Trustees concluded the estimated profitability appeared reasonable.

Conclusion. Having requested and received such information from LCC as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of the Leader Global Bond Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 2/3/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 2/3/2016

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 2/3/2016